Document And Entity Information	Jul. 15, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Current Fiscal Year End Date	--09-30
Document Period End Date	Jul. 15, 2024
Entity Registrant Name	PHX MINERALS INC.
Entity Central Index Key	0000315131
Entity Emerging Growth Company	false
Entity File Number	001-31759
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	73-1055775
Entity Address, Address Line One	1320 South University Drive
Entity Address, Address Line Two	Suite 720
Entity Address, City or Town	Fort Worth
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76107
City Area Code	(405)
Local Phone Number	948-1560
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01666 par value
Trading Symbol	PHX
Security Exchange Name	NYSE
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K amends the Current Report on Form 8-K filed on July 17, 2024 (the “Original Form 8-K”) to correct the Date of Report on the cover page and clarify the disclosure regarding the effective date of event reported under Item 5.03.